Document and Entity Information	Sep. 03, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	DANAHER CORP /DE/
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0000313616
Document Type	8-K
Document Period End Date	Sep. 03, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Ave.
Entity Address, Address Line Two	N.W.
Entity Address, Address Line Three	Suite 800W
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20037-1701
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	DHR
Security Exchange Name	NYSE
Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.75% Mandatory Convertible Preferred Stock, Series A, without par value
Trading Symbol	DHR.PRA
Security Exchange Name	NYSE
Floating Rate Senior Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Senior Notes due 2022
Trading Symbol	DHR F 06/30/22
Security Exchange Name	NYSE
M 1.700 Percent Senior Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.700% Senior Notes due 2022
Trading Symbol	DHR 1.7 01/04/22
Security Exchange Name	NYSE
M 2.500 Percent Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Senior Notes due 2025
Trading Symbol	DHR 2.5 07/08/25
Security Exchange Name	NYSE
M 1.200 Percent Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.200% Senior Notes due 2027
Trading Symbol	DHR 1.2 06/30/27
Security Exchange Name	NYSE